Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses

Accrued expenses at December 31, 2013 and 2012 consisted of the following:

	2013	2012
Accrued compensation	$2,104	$6,179
Direct container expense	1,916	3,479
Interest payable	4,420	3,864
Other	1,398	807

Total accrued expenses	$9,838	$14,329